INVESTMENTS IN ASSOCIATES ACCOUNTED FOR USING EQUITY METHOD - Summary of financial information (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates [line items]
Total current assets	$ 484,010,050	$ 552,742,397	$ 547,409,856
Total non-current assets	1,630,849,417	1,646,367,350	1,661,951,168
Total current liabilities	428,287,322	419,534,854	380,574,210
Total non-current liabilities	873,338,796	937,404,866	977,252,514
Net sales	1,848,878,619	1,777,459,320	1,877,394,256
Net income	119,000,725	92,049,111	88,097,926
Embotelladora del Altantico S.A.
Disclosure of associates [line items]
Total current assets	97,285,008	110,564,779	106,560,232
Total non-current assets	94,369,129	98,518,204	96,910,341
Total current liabilities	109,594,738	132,431,541	112,132,723
Total non-current liabilities	1,339,723	1,621,792	6,399,291
Net sales	544,585,291	507,946,578	616,870,453
Net income	32,781,977	32,268,140	30,855,725
Andina Empaques Argentina S.A.
Disclosure of associates [line items]
Total current assets	7,143,561	6,680,394	7,156,377
Total non-current assets	6,413,307	7,381,968	7,181,419
Total current liabilities	2,944,499	4,061,713	3,410,663
Total non-current liabilities	28,444	141,258	309,688
Net sales	20,698,427	20,601,647	22,162,260
Net income	3,398,080	3,754,831	3,817,259
Paraguay Refrescos S.A.
Disclosure of associates [line items]
Total current assets	30,419,844	35,283,479	33,992,246
Total non-current assets	234,278,288	243,615,898	259,395,043
Total current liabilities	17,297,339	17,192,489	21,448,780
Total non-current liabilities	14,487,776	16,011,340	17,401,120
Net sales	141,277,230	132,005,503	130,039,400
Net income	23,179,968	23,045,844	(542,264)
Vital Jugos S.A.
Disclosure of associates [line items]
Total current assets	21,135,712	19,265,466	16,976,780
Total non-current assets	19,691,418	22,297,712	20,187,586
Total current liabilities	14,244,283	15,246,108	10,596,366
Total non-current liabilities	128,071	445,794	1,163,577
Net sales	68,884,622	75,788,427	69,587,397
Net income	809,507	913,880	(13,018)
Vital Aguas S.A.
Disclosure of associates [line items]
Total current assets	4,296,412	4,783,537	4,092,161
Total non-current assets	5,876,875	6,298,423	5,547,345
Total current liabilities	3,698,382	4,884,341	4,180,302
Total non-current liabilities	157,558	144,250	370,502
Net sales	14,642,493	14,437,818	14,012,087
Net income	452,679	70,878	152,038
Envases Central S.A.
Disclosure of associates [line items]
Total current assets	8,343,734	8,508,056	9,033,175
Total non-current assets	14,243,627	12,034,286	12,799,930
Total current liabilities	7,410,662	7,333,325	9,104,102
Total non-current liabilities	1,710,709	614,711	1,283,473
Net sales	39,205,943	40,342,848	38,417,972
Net income	541,927	$ 1,641,112	$ (550,469)
Envases CMF S.A.
Disclosure of associates [line items]
Net sales	$ 49,924,142